FUND PROFILE

                                                            PIMCO All Asset Fund
                                                      Institutional Class Shares
                                                                 January 6, 2006

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class shares of the PIMCO Funds: ("Trust") except the All Asset All Authority Fund. Though it is anticipated that the Fund will not currently invest in the European StocksPLUS(R) TR Strategy, Far East (ex-Japan) StocksPLUS(R) TR Strategy, Japanese StocksPLUS(R) TR Strategy, StocksPLUS(R) Municipal-Backed and StocksPLUS(R) Short Strategy Funds, the Fund may invest in these Funds in the future, without shareholder approval, at the discretion of Pacific Investment Management Company LLC ("PIMCO"). The Fund is a "fund of funds" which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. The PIMCO Funds in which the Fund may invest are called Underlying Funds in this Profile. The Fund invests in shares of the Underlying Funds and does not invest directly in stocks and bonds of other issuers. Research Affiliates, LLC, the Fund's asset allocation sub-adviser, determines how the Fund allocates and reallocates its assets among the Underlying Funds. The asset allocation sub-adviser attempts to diversify the Fund's assets broadly among the Underlying Funds. Please see "Underlying Funds" below for information about their investment styles and primary investments.

     The Fund may invest in any or all of the Underlying Funds, but will not normally invest in every Underlying Fund at any particular time. The Fund's investment in a particular Underlying Fund normally will not exceed 50% of its total assets. The Fund's combined investments in the Fundamental IndexPlus, Fundamental IndexPLUS TR, International StocksPLUS(R) TR Strategy, StocksPLUS(R) and StocksPLUS(R) Total Return Funds normally will not exceed 50% of total assets. In addition, the Fund's combined investments in the CommodityRealReturn Strategy, Real Return, Real Return II, Real Return Asset and RealEstateRealReturn Strategy Funds normally will not exceed 75% of the Fund's total assets.

     The Fund's assets are not allocated according to a predetermined blend of shares of the Underlying Funds. Instead, when making allocation decisions among the Underlying Funds, the Fund's asset allocation sub-adviser considers various quantitative and qualitative data relating to the U.S. and foreign economies and securities markets. These data include projected growth trends in the U.S. and foreign economies, forecasts for interest rates and the relationship between short- and long-term interest rates (yield curve), current and projected trends in inflation, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, information relating to business cycles, borrowing needs and the cost of capital, political trends data relating to trade balances and labor information. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

     The Fund's asset allocation sub-adviser has the flexibility to reallocate the Fund's assets among any or all of the Underlying Funds based on its ongoing analyses of the equity, fixed income and commodity markets, although these shifts are not expected to be large or frequent in nature.

     In addition to the Underlying Funds, the Fund may invest in additional PIMCO Funds created in the future at the discretion of PIMCO and without shareholder approval.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648 or by visiting our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o ALLOCATION RISK: The Fund's asset allocation sub-adviser attempts to identify allocations for the Underlying Funds that will provide consistent, quality performance for the Fund, but there is no guarantee that the asset allocation sub-adviser's allocation techniques will produce the desired results. It is possible that that Fund's asset allocation sub-adviser will focus on an Underlying Fund that performs poorly or underperforms other funds in various market conditions.

o UNDERLYING FUND RISK: Because the Fund invests all of its assets in the Underlying Funds, the risks associated with investing in the Fund are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

     Among the principal risks of investing in the Underlying Funds, and consequently the Fund, which could adversely affect the Fund's net asset value, are:

o INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities in an Underlying Fund is likely to decrease. Securities with longer durations tend to


PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

o CREDIT RISK: An Underlying Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: An Underlying Fund may invest in junk bonds, and may be subject to greater levels of interest rate, credit and liquidity risk than Underlying Funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by an Underlying Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o VARIABLE DIVIDEND RISK: Because a significant portion of securities held an Underlying Fund may have variable or floating interest rates, the amounts of the Underlying Fund's monthly distributions to shareholders are expected to vary with fluctuations in market interest rates. Generally, when market interest rates fall, the amount of the distributions to shareholders will likewise decrease.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. An Underlying Fund's investments in illiquid securities may reduce the returns of the Underlying Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When an Underlying Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o COMMODITY RISK: An Underlying Fund's investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

o EQUITY RISK: The values of equity securities in an Underlying Fund may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of an Underlying Fund because the Underlying Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When an Underlying Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect an Underlying Fundinvestments in a foreign country.

o EUROPEAN CONCENTRATION RISK: When an Underlying Fund concentrates its investments in Europe, it may be affected significantly by economic, regulatory or political developments affecting European issuers. All countries in Europe may be signifi cantly affected by fiscal and monetary controls implemented by the European Economic and Monetary Union. Eastern European markets are relatively undeveloped and may be particularly sensitive to economic and political events affecting those countries.

o REAL ESTATE RISK: When an Underlying Fund invests in real estate-linked derivative instruments, it is subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in economic conditions, supply and demand, interest rates, zoning laws, limitations on rents, property taxes and operating expenses. An investment in a real estate-linked derivative instrument that is linked to the value of a real estate investment trust ("REIT") is subject to additional risks, such as poor performance by the manager of the REIT, limited diversification, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income.

                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

o EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that an Underlying Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, and other risks different from, or greater than, the risks of investing in developed foreign countries.

o CURRENCY RISK: When an Underlying Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, an Underlying Fund's investments in foreign currency-denominated securities may reduce the returns of the Underlying Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because an Underlying Fund may be non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

o LEVERAGING RISK: An Underlying Fund may engage in transactions that give rise to a form of leverage. Leverage may cause an Underlying Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause an Underlying Fund to be more volatile than if the Underlying Fund had not been leveraged.

o SMALLER COMPANY RISK: The general risks associated with securities are particularly pronounced for securities issued by companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. As a result, they may be subject to greater levels of credit, market and issuer risk. Securities of smaller companies may trade less frequently and in lesser volumes than more widely held securities and their values may fluctuate more sharply than other securities.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o CALIFORNIA STATE-SPECIFIC RISK: An Underlying Fund's investments in California municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of California issuers to pay interest or repay principal. Provisions of the California Constitution and State statutes limit the taxing and spending authority of California governmental agencies. While California's economy is broad, it may be sensitive to economic problems affecting those industries concentrated in California.

o NEW YORK STATE-SPECIFIC RISK: An Underlying Fund's investments in New York municipal bonds may be affected significantly by economic, regulatory or political developments affecting the ability of New York issuers to pay interest or repay principal. Certain issuers of New York municipal bonds have experienced serious financial difficulties in the past. The financial health of New York City affects that of the State, and when New York City experiences financial difficulty it may have an adverse affect on New York municipal bonds held by the Underlying Fund. The growth rate of New York has at times been somewhat slower than the nation overall.

o TAX RISK: The CommodityRealReturn Strategy Fund(R), which is an Underlying Fund, currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the CommodityRealReturn Strategy Fund(R) derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the CommodityRealReturn Strategy Fund(R) invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling has no immediate impact on the current operations of the CommodityRealReturn Strategy Fund(R) and will not affect the ability of the CommodityRealReturn Strategy Fund(R) to qualify as a regulated investment company for tax purposes for periods through June 30, 2006. Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the CommodityRealReturn Strategy Fund(R) consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or (ii) alternative structures within the Fund. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Fund's return, to the extent that the Fund invests in the CommodityRealReturn Strategy Fund(R).

UNDERLYING FUNDS

     The following page provides a general description of the investment objectives, main investments and other information about the Underlying Funds.


PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                                                                       NON-U.S.
                                                                                                     CREDIT            DENOMINATED
                                    MAIN INVESTMENTS                             DURATION            QUALITY(1)        SECURITIES(2)
------------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION    MONEY MARKET      Money market instruments                     < 90 days           Min 95% Prime 1;      0%
BOND FUNDS                                                                       - dollar-weighted   < 5% Prime 2
                                                                                   average maturity  -
                  ------------------------------------------------------------------------------------------------------------------
                  FLOATING INCOME   Variable floating-rate securities and their  0-1 year            Caa to Aaa; max       0-30%
                                    economic equivalents                                             10% below B
                  ------------------------------------------------------------------------------------------------------------------
                  SHORT TERM        Money market instruments and short maturity  0-1 year            B to Aaa; max         0-10%
                                    fixed income securities                                          10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  LOW DURATION      Short maturity fixed income securities       1-3 years           B to Aaa; max         0-30%
                                                                                                     10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  LOW DURATION II   Short maturity fixed income securities with  1-3 years           A to Aaa              0%
                                    quality and non-U.S. issuer restrictions
                  ------------------------------------------------------------------------------------------------------------------
                  LOW DURATION III  Short maturity fixed income securities with  1-3 years           B to Aaa; max         0-30%
                                    prohibitions on firms engaged in socially                        10% below Baa
                                    sensitive practices
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE      GNMA              Short and intermediate maturity mortgage-    1-7 years           Baa to Aaa; max       0%
DURATION                            related fixed income securities issued by                        10% below Aaa
BOND FUNDS                          the Government National Mortgage Association
                  ------------------------------------------------------------------------------------------------------------------
                  MODERATE          Short and intermediate maturity fixed        2-5 years           B to Aaa; max         0-30%
                  DURATION          income securities                                                10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  TOTAL RETURN      Intermediate maturity fixed income           3-6 years           B to Aaa; max         0-30%
                                    securities                                                       10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  TOTAL RETURN II   Intermediate maturity fixed income           3-6 years           Baa to Aaa            0%
                                    securities with quality and non-U.S. issuer
                                    restrictions
                  ------------------------------------------------------------------------------------------------------------------
                  TOTAL RETURN III  Intermediate maturity fixed income           3-6 years           B to Aaa; max         0-30%
                                    securities with prohibitions on firms                            10% below Baa
                                    engaged in socially sensitive practices
                  ------------------------------------------------------------------------------------------------------------------
                  TOTAL RETURN      Short and intermediate maturity mortgage-    1-7 years           Baa to Aaa; max       0%
                  MORTGAGE          related fixed income securities                                  10% below Aaa
                  ------------------------------------------------------------------------------------------------------------------
                  INVESTMENT GRADE  Corporate fixed income securities            3-7 years           B to Aaa; max         0-30%
                  CORPORATE BOND                                                                     10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  HIGH YIELD        Higher yielding fixed income securities      2-6 years           Caa to Aaa; min       0-20%
                                                                                                     80% below Baa
                                                                                                     subject to max
                                                                                                     5% Caa
                  ------------------------------------------------------------------------------------------------------------------
                  DIVERSIFIED       Investment grade corporate, high yield and   3-8 years           Max 10% below B       0-30%
                  INCOME            emerging market fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
LONG DURATION     LONG-TERM         Long-term maturity fixed income securities   > 8 years           A to Aaa              0%
BOND FUNDS        U.S. GOVERNMENT                                                -
------------------------------------------------------------------------------------------------------------------------------------
REAL RETURN       REAL RETURN       Inflation-indexed fixed income securities    +/- 3 years         B to Aaa; max         0-30%
STRATEGY FUNDS                                                                   of its Index        10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  REAL RETURN       Inflation-indexed fixed income securities    +/- 4 years         B to Aaa; max         0-30%
                  ASSET                                                          of its Index        20% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  COMMODITYREAL     Commodity-linked derivatives backed by a     0-10 years          B to Aaa; max         0-30%
                  RETURN STRATEGY   portfolio of inflation-indexed and other                         10% below Baa
                                    fixed income securities
                  ------------------------------------------------------------------------------------------------------------------
                  REALESTATEREAL    Real estate-linked derivative instruments    0-10 years          B to Aaa; max         0-30%
                  RETURN STRATEGY   backed by a portfolio of inflation-indexed                       10% below Baa
                                    and other fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
TAX EXEMPT        SHORT DURATION    Short to intermediate maturity municipal     0-3 years           Baa to Aaa            0%
BOND FUNDS        MUNICIPAL INCOME  securities (exempt from federal income tax)
                  ------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BOND    Intermediate to long-term maturity           3-10 years          Ba to Aaa; max        0%
                                    municipal securities (exempt from federal                        10% below Baa
                                    income tax)
                  ------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA        Intermediate maturity municipal securities   3-7 years           B to Aaa; max         0%
                  INTERMEDIATE      (exempt from federal and California income                       10% below Baa
                  MUNICIPAL BOND    tax)
                  ------------------------------------------------------------------------------------------------------------------
                  NEW YORK          Intermediate to long-term maturity           3-12 years          B to Aaa; max         0%
                  MUNICIPAL BOND    municipal securities (exempt from federal                        10% below Baa
                                    and New York income tax)
------------------------------------------------------------------------------------------------------------------------------------


                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

INTERNATIONAL     GLOBAL BOND       U.S. and non-U.S. intermediate maturity      3-7 years           B to Aaa; max         25-75%(3)
BOND FUNDS        (UNHEDGED)        fixed income securities                                          10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  GLOBAL BOND       U.S. and hedged non-U.S. intermediate        3-7 years           B to Aaa; max         25-75%(3)
                  (U.S.             maturity fixed income securities                                 10% below Baa
                  DOLLAR-HEDGED)
                  ------------------------------------------------------------------------------------------------------------------
                  FOREIGN BOND      Intermediate maturity non-U.S. fixed         3-7 years           B to Aaa; max 10%     > 80%(3)
                  (UNHEDGED)        income securities                                                below Baa             -
                  ------------------------------------------------------------------------------------------------------------------
                  DEVELOPING        Currencies or fixed income securities        0-8 years           Max 15%               > 80%(3)
                  LOCAL MARKETS     denominated in currencies of non-US.                             below B               -
                  FUND              countries
                  ------------------------------------------------------------------------------------------------------------------
                  FOREIGN BOND      Intermediate maturity hedged non-U.S.        3-7 years           B to Aaa; max         > 80%(3)
                  (U.S.             fixed income securities                                          10% below Baa         -
                  DOLLAR-HEDGED)
                  ------------------------------------------------------------------------------------------------------------------
                  EMERGING MARKETS  Emerging market fixed income securities      0-8 years           Max 15% below B       > 80%(3)
                  BOND                                                                                                     -
------------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE       CONVERTIBLE       Convertible securities                       N/A                 Max 20%               0-30%
FUNDS                                                                                                below B
------------------------------------------------------------------------------------------------------------------------------------
EQUITY-           FUNDAMENTAL       Research Affiliates Fundamental 1000 Index   0-1 year            B to Aaa;             0-30%
RELATED FUNDS     INDEXPLUS         derivatives back by a portfolio of                               max 10%
                                    short-term fixed-income securities                               below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  STOCKSPLUS(R)     S&P 500 stock index derivatives backed by    0-1 year            B to Aaa; max         0-30%
                                    a portfolio of short-term fixed income                           10% below Baa
                                    securities
                  ------------------------------------------------------------------------------------------------------------------
                  STOCKSPLUS(R)     S&P 500 stock index derivatives backed by    1-6 years           B to Aaa; max         0-30%
                  TOTAL RETURN      a portfolio of short and intermediate                            10% below Baa
                                    maturity fixed income securities
                  ------------------------------------------------------------------------------------------------------------------
                  EUROPEAN STOCKS   European equity derivatives backed by a      1-6 years           B to Aaa; max         0-30%(4)
                  TR STRATEGY       portfolio of fixed income securities                             10% below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  FAST EAST         Far Eastern (excluding Japan) equity         1-6 years           B to Aaa; max         0-30%(4)
                  (EX-JAPAN)        derivatives backed by a portfolio of fixed                       10% below Baa
                  STOCKSPLUS(R) TR  income securities
                  STRATEGY
                  ------------------------------------------------------------------------------------------------------------------
                  FUNDAMENTAL       Research Affiliates Fundamental 1000 Index   1-6 years           B to Aaa;             0-30%
                  INDEXPLUS TR      derivatives back by a portfolio of short and                     max 10%
                                    intermediate maturity fixed income securities                    below Baa
                  ------------------------------------------------------------------------------------------------------------------
                  INTERNATIONAL     Non-U.S. equity derivatives backed by a      1-6 years           B to Aaa; max         0-30%(4)
                  STOCKSPLUS(R)     portfolio of fixed income securities                             10% below Baa
                  TR STRATEGY
                  ------------------------------------------------------------------------------------------------------------------
                  JAPANESE          Japanese equity derivatives backed by a      1-6 years           B to Aaa; max         0-30%(4)
                  STOCKSPLUS(R)     portfolio of fixed income securities                             10% below Baa
                  TR STRATEGY
                  ------------------------------------------------------------------------------------------------------------------
                  STOCKSPLUS(R)     Short S&P 500 stock index derivatives        1-6 years           B to Aaa; max         0-30%
                  TRSHORT STRATEGY  backed by a portfolio of fixed income                            10% below Baa
                                    securities
                  ------------------------------------------------------------------------------------------------------------------
                  STOCKSPLUS(R)     S&P 500 stock index derivatives backed       1-10 years          B to Aaa; max         0%
                  MUNICIPAL-BACKED  by a portfolio of investment grade debt                          10% Baa
                                    securities exempt from federal income tax
                  ------------------------------------------------------------------------------------------------------------------

(1) As rated by Moody's Investors Service, Inc., or equivalently rated by Standard & Poor's Ratings Service, or if unrated, determined by PIMCO to be of comparable quality.

(2) Each Underlying Fund (except the California Intermediate Municipal Bond, California Municipal Bond, Long-Term U.S. Government, Low Duration II, Municipal Bond, New York Municipal Bond, Short Duration Municipal Income StocksPLUS(R) Municipal-Backed and Total Return II Funds) may invest beyond these limits in U.S. dollar-denominated securities of non-U.S. issuers.

(3) The percentage limitation relates to securities of non-U.S. issuers denominated in any currency.

(4) Limitation with respect to the Underlying Fund's fixed income investments. The Underlying Fund may invest without limit in equity securities denominated in non-U.S. currencies.

PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

HOW HAS THE FUND PERFORMED?

     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

Bar Chart:
CALENDAR YEAR TOTAL RETURNS
2003              15.98%
2004              11.85%

     During the period shown in the bar chart, the highest quarterly return was 6.21% (2nd Quarter 2003) and the lowest quarterly return was -3.68% (2nd Quarter 2004). As of September 30, 2005, the Fund's year-to-date performance was 5.94%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2005
                                                                  SINCE
                                                1 YEAR         INCEPTION(5)
ALL ASSET FUND, INSTITUTIONAL CLASS,
   BEFORE TAXES                                 10.82%            14.57%
ALL ASSET FUND, INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS(1)               8.09%            12.63%
ALL ASSET FUND, INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)                    7.01%            11.41%
LEHMAN BROTHERS: U.S. TIPS:
   1-10 YEAR INDEX(2)                            3.84%             6.91%
CPI + 500 BASIS POINTS(3)                       10.02%             8.43%
LIPPER FLEXIBLE PORTFOLIO FUNDS AVG.(4)         11.66%            10.49%

    (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    (2) Lehman Brothers U.S. TIPS 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Linked Indexed securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in such an unmanaged index.

    (3) The CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index ("CPI"). This index reflects non-seasonably adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the U.S. Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    (4) The Lipper Flexible Portfolio Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that allocate their investments across various asset classes, including domestic common stocks, bonds and money market instruments with a focus on total return. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    (5) The Fund began operations on 7/31/02.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Institutional Class shares of the Fund:

  SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                              2.00%
  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets, shown as a
percentage of average daily net assets)
ADVISORY FEE                                   0.20%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
OTHER EXPENSES(2)                              0.05%
UNDERLYING FUND EXPENSES(3)                    0.64%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.89%
EXPENSE REDUCTION(4)                          (0.04)%
NET FUND OPERATING EXPENSES                    0.85%

    (1) Shareholders of the Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of the Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 30 days of their acquisition (by purchase or exchange). Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee. With respect to any acquisition of shares, the holding period commences on the day of the acquisition. The Fund has elected not to impose the Redemption Fee under certain circumstances as described in greater detail in the Fund's Prospectus. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees. Shareholders will receive 60 days' notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

    (2) "Other Expenses" reflect an administrative fee of 0.05%.

    (3) Underlying Fund Expenses for the Fund are based upon an allocation of the Fund's assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Fund's assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see "Underlying Fund Fees."

    (4) PIMCO has contractually agreed, for the Fund's current fiscal year, to reduce its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.60% of the total assets invested in the Underlying Funds. Effective April 1, 2006, PIMCO has contractually agreed to waive its Advisory Fee to the extent that the Underlying Fund Expenses attributable to Advisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. For additional information, please see "Management of the Funds Investment Adviser and Administrator-Fund of Funds Fees" in the Fund's Prospectus.


                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

UNDERLYING FUND FEES

     The Fund pays advisory and administrative fees directly to PIMCO at an annual rate of 0.20% and 0.05%, respectively, based on the average daily net assets attributable to the Fund's Institutional Class shares. The Fund also indirectly pays its proportionate share of the advisory and administrative fees charged by PIMCO to the Underlying Funds in which the Fund invests. For the Fund, PIMCO has contractually agreed, for the Fund's current fiscal year, to reduce its advisory fee to the extent that the Underlying Fund Expenses attributable to advisory and administrative fees exceed 0.60% of the total amount invested in the Underlying Fund.

     The expenses associated with investing in a "fund of funds" are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a "fund of funds" indirectly pay a portion of the fees and expenses charged at the Underlying Fund level. The Fund invests in Institutional Class shares of the Underlying Funds, which are not subject to any sales charge or 12b-1 fees.
     The following table summarizes the annual expenses borne by Institutional Class shareholders of the Underlying Funds. Because the Fund invests in Institutional Class shares of the Underlying Funds, shareholders of the Fund indirectly bear a proportionate share of these expenses, depending upon how the Fund's assets are allocated from time to time among the Underlying Funds.

    ANNUAL UNDERLYING FUND EXPENSES

    (Based on the average daily net assets attributable to a Fund's Institutional Class Shares)
                                                                                                             TOTAL FUND
                                                        ADVISORY                   OTHER                     OPERATING
    UNDERLYING FUND                                     FEES                       EXPENSES(1)               EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
    California Intermediate Municipal Bond Fund         0.225%                     0.22%                     0.445%
------------------------------------------------------------------------------------------------------------------------------------
    CommodityRealReturn Strategy Fund(R)                0.49                       0.25                      0.74
------------------------------------------------------------------------------------------------------------------------------------
    Convertible Fund                                    0.40                       0.26                      0.66
------------------------------------------------------------------------------------------------------------------------------------
    Developing Local Markets Fund                       0.45                       0.41                      0.85(2)
------------------------------------------------------------------------------------------------------------------------------------
    Diversified Income Fund                             0.45                       0.30                      0.75
------------------------------------------------------------------------------------------------------------------------------------
    Emerging Markets Bond Fund                          0.45                       0.40                      0.85
------------------------------------------------------------------------------------------------------------------------------------
    European StocksPLUS(R) TR Strategy Fund             0.55                       0.31                      0.86
------------------------------------------------------------------------------------------------------------------------------------
    Far East (ex-Japan) StocksPLUS(R) TR Strategy Fund  0.55                       0.30                      0.85
------------------------------------------------------------------------------------------------------------------------------------
    Floating Income Fund                                0.30                       0.26                      0.55(3)
------------------------------------------------------------------------------------------------------------------------------------
    Foreign Bond Fund (Unhedged)                        0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    Foreign Bond Fund (U.S. Dollar-Hedged)              0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    Fundamental IndexPLUS Fund                          0.45                       0.26                      0.65(4)
------------------------------------------------------------------------------------------------------------------------------------
    Fundamental IndexPLUS TR Fund                       0.54                       0.26                      0.74(5)
------------------------------------------------------------------------------------------------------------------------------------
    Global Bond Fund (U.S. Dollar-Hedged)               0.25                       0.30                      0.55
------------------------------------------------------------------------------------------------------------------------------------
    Global Bond Fund (Unhedged)                         0.25                       0.30                      0.55
------------------------------------------------------------------------------------------------------------------------------------
    GNMA Fund                                           0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    High Yield Fund                                     0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    International StocksPLUS(R) TR Strategy Fund        0.55                       0.30                      0.85
------------------------------------------------------------------------------------------------------------------------------------
    Investment Grade Corporate Bond Fund                0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    Japanese StocksPLUS(R) TR Strategy Fund             0.55                       0.31                      0.86
------------------------------------------------------------------------------------------------------------------------------------
    Long-Term U.S. Government Fund                      0.225                      0.25                      0.475
------------------------------------------------------------------------------------------------------------------------------------
    Low Duration Fund                                   0.25                       0.18                      0.43
------------------------------------------------------------------------------------------------------------------------------------
    Low Duration Fund II                                0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    Low Duration Fund III                               0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    Moderate Duration Fund                              0.25                       0.20                      0.45
------------------------------------------------------------------------------------------------------------------------------------
    Money Market Fund                                   0.12                       0.20                      0.32
------------------------------------------------------------------------------------------------------------------------------------
    Municipal Bond Fund                                 0.225                      0.24                      0.465
------------------------------------------------------------------------------------------------------------------------------------
    New York Municipal Bond Fund                        0.225                      0.22                      0.445
------------------------------------------------------------------------------------------------------------------------------------
    Real Return Fund                                    0.25                       0.20                      0.45
------------------------------------------------------------------------------------------------------------------------------------
    Real Return Asset Fund                              0.35                       0.25                      0.60
------------------------------------------------------------------------------------------------------------------------------------
    RealEstateRealReturn Strategy Fund                  0.49                       0.25                      0.74
------------------------------------------------------------------------------------------------------------------------------------
    Short Duration Municipal Income Fund                0.20                       0.15                      0.35
------------------------------------------------------------------------------------------------------------------------------------
    Short Term Fund                                     0.25                       0.20                      0.45
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) Fund                                  0.35                       0.25                      0.60
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) Municipal-Backed Fund                 0.44                       0.25                      0.69
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) Total Return Fund                     0.49                       0.25                      0.74
------------------------------------------------------------------------------------------------------------------------------------
    StocksPLUS(R) TR Short Strategy Fund                0.49                       0.25                      0.74
------------------------------------------------------------------------------------------------------------------------------------
    Total Return Fund                                   0.25                       0.18                      0.43
------------------------------------------------------------------------------------------------------------------------------------
    Total Return Fund II                                0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    Total Return Fund III                               0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------
    Total Return Mortgage Fund                          0.25                       0.25                      0.50
------------------------------------------------------------------------------------------------------------------------------------

(1) Other Expenses includes administrative fees and other expenses (e.g. organization expenses, interest expenses, and pro rate trustee fees) attributable to the Institutional Class shares. For the Developing Local Markets, Floating Income, Fundamental IndexPLUS and Fundamental IndexPLUS TR Fund, the Other Expenses are based on estimated amounts for the initial fiscal year of each Fund's Institutional shares and includes each Fund's organizational expenses.

(2) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund's pro rata share of Trustees' fees, the total fund operating expenses exceed 0.8549% of the Fund's average net assets attributable to Institutional Class shares. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(3) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to reduce Total Annual Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees fees, 0.5549% for the Institutional Class. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(4) PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund's pro rata share of Trustees' fees, the total fund operating expenses exceed 0.6549% of the Fund's average net assets attributable to Institutional Class shares, respectively. Under the Expenses Limitation Agreement, which renews annually for full fiscal year unless terminated by PIMCO upon 30 days' notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. PIMCO has contractually agreed, until March 31, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets.

(5) PIMCO has contractually agreed, until March 31, 2007, to waive a portion of its Advisory Fee equal to 0.05% of average daily net assets. In addition, PIMCO has contractually agreed, for the Fund's current fiscal year (3/31), to waive its administrative fee, or reimburse the Fund, to the extent that, due to organizational expenses and/or the payment of the Fund's pro rata share of Trustees' fees, the total fund operating expenses exceed 0.7449% of the Fund's average net assets attributable to Institutional Class shares, respectively. Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days' notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

     EXAMPLE: The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.

                      1 YEAR    3 YEARS    5 YEARS    10 YEARS
ALL ASSET FUND,
INSTITUTIONAL CLASS     $87       $271      $471       $1,049

WHO IS THE FUND'S INVESTMENT ADVISER?

     PIMCO, a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $514 billion in assets under management as of September 30, 2005. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     PIMCO has engaged Research Affiliates, LLC, a California limited liability company, to serve as asset allocation sub-adviser to the Fund. Research Affiliates, LLC was organized in March 2002 and is located at 800 E. Colorado Blvd., Suite 870, Pasadena, CA 91101.

     The Fund's portfolio is managed by Robert D. Arnott. Mr. Arnott is Chief Executive Officer of Research Affiliates, LLC. Until April 30, 2004, Mr. Arnott was also Chairman of First Quadrant, L.P. He has managed the All Asset Fund since its inception in July 2002.

HOW DO I BUY FUND SHARES?

     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

o    Sending a written request by mail to PIMCO Funds at the address above.

o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

o    By sending a fax to our Shareholder Services department at 1-816-421-2861.

o    By sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

     The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them. The Fund's use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders and therefore may increase the amount of taxes payable by shareholders.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

     The Fund and PIMCO's Shareholder Services offer several programs to investors:

o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

                               PIMCO ALL ASSET FUND o INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                      PIMCO CommodityRealReturn Strategy Fund(R)
                                                      Institutional Class Shares
                                                                 January 6, 2006

                     This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the
                   Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Website at www.pimco.com, or by contacting your financial intermediary.

                                                                     PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    The Fund seeks maximum real return, consistent with prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

    The Fund seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The Fund may invest in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. The Fund invests in commodity-linked derivative instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The Fund may also invest in common and preferred stocks as well as convertible securities of issuers in commodity-related industries.

    The Fund typically will seek to gain exposure to the commodity markets by investing in commodity swap agreements. In a typical commodity swap agreement, the Fund will receive the price appreciation (or depreciation) of a commodity index, a portion of an index, or a single commodity, from the counter-party to the swap agreement in exchange for paying the counter-party an agreed-upon fee. Assets not invested in commodity-linked derivative instruments may be invested in inflation-indexed securities and other fixed income instruments, including derivative fixed income instruments. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

    The average portfolio duration of the fixed income portion of this Fund will vary based on PIMCO's forecast for interest rates and under normal market conditions is not expected to exceed ten years. DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The Fund may invest up to 10% of its total assets in high yield securities rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality ("junk bonds"). The Fund may invest up to 30% of its total assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls).

    Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648, or visit our Website at www.pimco.com.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

    YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. Under certain conditions, generally in a market where the value of both commodities and fixed income securities are declining, the Fund may experience substantial losses. Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

o INTEREST RATE RISK: As nominal interest rates rise, the value of fixed income securities held by the Fund is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Inflation-indexed securities, including Treasury Inflation-Protected Securities ("TIPS"), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

o CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

o HIGH YIELD RISK: The Fund invests in junk bonds, and may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (see Liquidity Risk, below).

o MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

o ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

o LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

o DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

o COMMODITY RISK: The Fund's investments in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

o MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

o FOREIGN (NON-U.S.) INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization,

PIMCO COMMODITYREALRETURN STRATEGY FUND(R) o INSTITUTIONAL CLASS SHARES expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

o CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

o ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

o LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

o MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

o TAX RISK: The Fund currently gains most of its exposure to the commodities markets by entering into swap agreements on a commodities index, and may invest in other commodity-linked derivative instruments, including options, futures contracts, options on futures contracts and commodity-linked structured notes. One of the requirements for favorable tax treatment as a regulated investment company under the Internal Revenue Code is that the Fund derive at least 90 percent of its gross income from certain qualifying sources of income. On December 16, 2005, the Internal Revenue Service announced a Revenue Ruling that would cause certain income from commodity-linked swaps in which the Fund invests to not be considered qualifying income after June 30, 2006. The Revenue Ruling has no immediate impact on the current operations of the Fund and will not affect the ability of the Fund to qualify as a regulated investment company for tax purposes for periods through June 30, 2006. Absent contrary tax guidance from the Internal Revenue Service, PIMCO believes it can continue to operate the Fund consistent with both the Revenue Ruling and its current investment policies using (i) alternative investments, such as commodity-linked notes, and/or
    (ii) alternative structures within the Fund. PIMCO believes that these changes can be made prior to June 30, 2006. The use of alternative investments and structures could negatively affect the Fund's investment return.

HOW HAS THE FUND PERFORMED?

    The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance, before and after taxes, is no guarantee of future results.

BAR CHART:
CALENDAR YEAR TOTAL RETURNS
2003              29.82%
2004              16.36%

    During the period shown in the bar chart, the highest quarterly return was 16.77% (1st Quarter 2004) and the lowest quarterly return was -7.31% (2nd Quarter 2004). As of September 30, 2005, the Fund's year-to-date return was 25.65%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended September 30, 2005
                                                                    SINCE
                                                       1 YEAR     INCEPTION(4)
COMMODITYREALRETURN STRATEGY FUND(R),
   INSTITUTIONAL CLASS, BEFORE TAXES                    22.52%       30.14%
COMMODITYREALRETURN STRATEGY FUND(R),
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS(1)                      18.76%       26.12%
COMMODITYREALRETURN STRATEGY FUND(R),
   INSTITUTIONAL CLASS,
   AFTER TAXES ON DISTRIBUTIONS
   AND SALE OF FUND SHARES(1)                           14.34%       23.74%
DOW JONES - AIG COMMODITY
   TOTAL RETURN INDEX(2)                                19.59%       21.64%
LIPPER SPECIALTY DIVERSIFIED
   EQUITY FUNDS AVG.(3)                                  0.77%       -2.56%

    (1) After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

    (2) Dow Jones - AIG Commodity Total Return Index is an unmanaged index composed of futures contracts on 20 physical commodities and is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

    (3) The Lipper Specialty/Diversified Equity Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r-squared) compared to other U.S. diversified equity funds. The index does not reflect deductions for fees, expenses or taxes.

    (4) The Fund began operations on 6/28/02. Index comparisons began on 6/30/02.

WHAT ARE THE FUND'S FEES AND EXPENSES?

    These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

  SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
REDEMPTION FEE(1)                                       2.00%
  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                            0.49%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES                NONE
OTHER EXPENSES (2)                                      0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES                    0.74%

                                                             (Continued on back)

         PIMCO COMMODITYREALRETURN STRATEGY FUND(R) o INSTITUTIONAL CLASS SHARES

    (1) Shareholders of the Fund will be subject to a Redemption Fee on redemptions and exchanges equal to 2.00% of the net asset value of Fund shares redeemed or exchanged (based on total redemption proceeds after any applicable deferred sales charges) within 30 days of their acquisition (by purchase or exchange). Shares redeemed or exchanged before the expiration of the holding period will be subject to the Redemption Fee. With respect to any acquisition of shares, the holding period commences on the day of acquisition. The Fund has elected not to impose the Redemption Fee under certain circumstances as described in greater detail in the Fund's prospectus. Redemption and exchange of shares acquired through the reinvestment of dividends and distributions are not subject to Redemption Fees. Shareholders will receive 60 days' notice of any material changes to the Redemption Fee, unless otherwise permitted by law.

    (2) "Other Expenses" reflect an administrative fee of 0.25%.

    EXAMPLE: The example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the example shows what your costs would be based on these assumptions.
                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
   COMMODITYREALRETURN
     STRATEGY FUND,(R)
     INSTITUTIONAL CLASS          $76      $237        $411       $918

WHO IS THE FUND'S INVESTMENT ADVISER?

    Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Global Investors of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $514 billion in assets under management as of September 30, 2005. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

    The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992. He has managed the CommodityRealReturn Strategy Fund(R) since its inception in June 2002.

HOW DO I BUY FUND SHARES?

    The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

    o Opening an account by completing and signing a Client Registration Application, mailing it to us at PIMCO Funds, BFDS Midwest, 330 W. 9th Street, Kansas City, MO 64105, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

    o Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

    o Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?

    You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

    o   Sending a written request by mail to PIMCO Funds at the address above.

    o Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

    o By sending a fax to our Shareholder Services department at 1-816-421-2861.

    o   By sending an email to pimcoteam@bfdsmidwest.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    The Fund pays dividends to shareholders quarterly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

    Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

    Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.

WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

    o The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

    o Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

    o Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

PIMCO FUNDS

840 Newport Center Drive
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-816-421-2861
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com

PIMCO COMMODITYREALRETURN STRATEGY FUND(R) o INSTITUTIONAL CLASS SHARES